Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Summary of provision for income taxes	The provision for income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Summary tax effects of temporary differences and carry forwards that give rise to deferred tax assets consist

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following (in thousands):

	As of December 31,
	2021	2020
Net operating loss carryforwards	$2,030	$797
Research & development credits	11	11
Accrued expenses	166	144
Equity based compensation	—	591
Other temporary differences	—	20
Gross deferred tax assets	2,207	1,563
Valuation allowance	(2,207)	(1,563)
Net deferred tax asset	$—	$—

Summary of reconciliation of statutory income tax rates and Company's effective tax rate

	For the years ended December 31,
	2021	2020
Tax provision at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	3.7%	3.9%
Share based compensation	(9.2)%	—%
Debt conversion	(6.7)%	—%
Permanent items	0.4%	—%
Other	—%	(0.7)%
Warrant liability	(0.9)%	(4.2)%
Change in valuation reserve	(8.3)%	(20.0)%
Income taxes provision (benefit)	—%	—%